Net gain (loss) on financial instruments designated at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (1,059,826)	₩ (501,955)	₩ 459,765
Financial assets designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on valuation of debt securities	(65,475)	20,498	(19,786)
Gain (loss) on valuation of equity securities	(78,633)	(5,664)	(24,509)
Gain (loss) on valuation of other securities	13,020	11,798	14,707
Gain (loss) on sale of debt securities	11,673	16,625	14,651
Gain (loss) on sale of equity securities	5,622	5,747	46,200
Gain (loss) on sale of other securities	0	0	0
Dividend income Equity securities	51	185	112
Gain (loss) on valuation Borrowings	0	0	0
Loss on disposal and redemption Borrowings	0	0	0
Net gain (loss) on financial instruments designated at fair value through profit or loss	(113,742)	49,189	31,375
Financial liabilities designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on valuation of debt securities	0	0	0
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on valuation of other securities	0	(97)	95
Gain (loss) on sale of debt securities	0	0	0
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on sale of other securities	(43)	(109)	(111)
Dividend income Equity securities	0	0	0
Gain (loss) on valuation Borrowings	(100,685)	(174,348)	778,451
Loss on disposal and redemption Borrowings	(845,356)	(376,590)	(350,045)
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (946,084)	₩ (551,144)	₩ 428,390